Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Provision (benefit) for income taxes from continued operations

	Year Ended December 31,
	2013	2012
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	$148,912	$29,478
State	-	-
	148,912	29,478
Valuation allowance	(148,912)	(29,478)
Provision benefit for income taxes, net	$-	$-

Federal statutory corporate tax rate and actual income tax expense
	December 31,
	2013	2012

Statutory federal income tax rate	(34.0%)	(34.0%)
State income taxes and other	0.0%	0.0%
Change in valuation allowance	34.0%	34.0%
Effective tax rate	-	-

Schedule of deferred tax asset and liabilities
	December 31,
	2013	2012

Net operating loss carryforward	148,912	278,076
Valuation allowance	(148,912)	(278,076)

Deferred income tax asset	$-	$-